July 21, 2023

ULTIMUS MANAGERS TRUST

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

(formerly, Q3 All-Season Sector Rotation Fund)

Institutional Class (QASOX)

Supplement to the Prospectus and Statement of Additional Information

Dated March 30, 2023 and supplemented on April 6, 2023

This supplement updates certain information in the Prospectus and Statement of Additional Information (the “SAI”) of the Q3 All-Season Systematic Opportunities Fund (the “Fund”), a series of the Ultimus Managers Trust (the “Trust”), as set forth below. For more information or to obtain a copy of the Fund’s Prospectus or SAI, free of charge, please visit the Fund’s website at www.Q3AllSeasonsFunds.com or call the Fund toll free at 1-855-784-2399.

Effective July 21, 2023, the Expense Limitation Agreement between the Trust, on behalf of the Fund, and Q3 Asset Management Corporation (the “Adviser”), as investment adviser to the Fund, is amended to reduce the Fund’s operating expense limit from 1.94% to 1.79% for the Fund’s Institutional Class shares until April 1, 2025.

The following changes are made in the Prospectus.

The following replaces, in its entirety, the table entitled “Annual Fund Operating Expenses” in the subsection entitled “FEES AND EXPENSES” of the section entitled “RISK/RETURN SUMMARY” beginning on page 1 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	4.46%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses(1)	5.69%
Fee Reductions and/or Expense Reimbursement(2)	(3.67%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	2.02%

(1) “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Systematic Opportunities Fund’s Financial Highlights, which reflect the operating expenses of the Systematic Opportunities Fund and do not include “Acquired Fund Fees and Expenses.”

(2) Effective July 21, 2023, Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2025, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Systematic Opportunities Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Systematic Opportunities Fund’s business) to an amount not exceeding 1.79% of the Institutional Class shares of the Fund’s average daily net assets. Prior to July 21, 2023, the Adviser contractually agreed to limit the Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Systematic Opportunities Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Systematic Opportunities Fund’s business) to an amount not exceeding 1.94% of the Institutional Class shares of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Systematic Opportunities Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2025, this agreement may not be modified or terminated without the approval of the Systematic Opportunities Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Systematic Opportunities Fund if the Systematic Opportunities Fund’s investment advisory agreement (the “Systematic Opportunities Fund’s Advisory Agreement”) with the Adviser is terminated.

The following replaces, in its entirety, the subsection entitled “Example” in the subsection entitled “FEES AND EXPENSES” of the section entitled “RISK/RETURN SUMMARY” beginning on page 2 of the Prospectus:

Example

This Example is intended to help you compare the cost of investing in the Systematic Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Systematic Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Systematic Opportunities Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$205	$1,369	$2,517	$5,318

The following replaces, in its entirety, the second paragraph in the subsection entitled “THE INVESTMENT ADVISER” of the section entitled “FUND MANAGEMENT” beginning on page 31 of the Prospectus:

For its services, the Systematic Opportunities Fund pays the Adviser a monthly investment advisory fee (a “Management Fee”) computed at the annual rate of 1.00% of its average daily net assets. Effective July 21, 2023, the Adviser has contractually agreed under an expense limitation agreement, until March 31, 2025, to reduce its investment advisory fees and to reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Systematic Opportunities Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Systematic Opportunities Fund; Acquired Fund Fees and Expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Systematic Opportunities Fund’s business) to 1.79% of the Institutional Class of the Fund’s average daily net assets. Prior to July 21, 2023, the Adviser contractually agreed under the Expense Limitation Agreement, until March 31, 2024, to reduce its investment advisory fees and to reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Systematic Opportunities Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Systematic Opportunities Fund; Acquired Fund Fees and Expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Systematic Opportunities Fund’s business) to 1.94% of the Institutional Class of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Systematic Opportunities Fund for a period of three (3) years after such the date on which fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may be terminated by the Adviser or the Board, without approval by the other party, at the end of the current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Systematic Opportunities Fund’s Advisory Agreement with the Adviser is terminated. For the fiscal year ended November 30, 2022, the net aggregate Management Fee paid to the Adviser by the Systematic Opportunities Fund as a percentage of average net assets was 0.0%.

The following changes are made in the SAI.

The following replaces, in its entirety, the fourth paragraph in the subsection entitled “INVESTMENT ADVISER” beginning on page 23 of the SAI:

The Systematic Opportunities Fund pays the Adviser a monthly investment advisory fee (“Management Fee”) computed at the annual rate of 1.00% of its average daily net assets. Under an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has agreed effective July 21, 2023 to reduce the Management Fees and to reimburse Fund expenses to the extent necessary to limit Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Systematic Opportunities Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Systematic Opportunities Fund’s business) to an amount not exceeding 1.79% of the Institutional Class shares of the Systematic Opportunities Fund’s average daily net assets. Prior to March 31, 2025, the Funds’ Expense Limitation Agreement may be modified or terminated only with the approval of the Board. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Systematic Opportunities Fund for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total

Annual Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to July 21, 2023, Adviser agreed to reduce the Management Fees and to reimburse Fund expenses to the extent necessary to limit Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Systematic Opportunities Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Systematic Opportunities Fund’s business) to an amount not exceeding 1.94% of the Institutional Class shares of the Systematic Opportunities Fund’s average daily net assets.

Investors Should Retain this Supplement for Future Reference